ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	December 31,
	2010	2011
	US$	US$

Payroll and welfare benefit	13,758	15,424
Other taxes and surcharges payable	20,140	17,700
Accrued unrecognized tax benefits and related interest and penalties (note 14)	10,695	14,059
Amounts payable to employees	—	2,161
Others	1,756	3,146

	46,349	52,490

Other taxes and surcharges payable consists of business tax (“BT”), cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).

Amounts payable to employees represent cash collections from the designated broker upon the sale of the exercised employee options on behalf of the employees.